Goodwill and intangible assets, net - Schedule of Goodwill and Intangible Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	€ 13,797	€ 0
Intangible assets with indefinite lives	45,345	45,345
Intangible assets with definite lives, net	28,826	0
Total	€ 87,968	€ 45,345